Share-Based Compensation	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Share-Based Compensation
17. SHARE-BASED COMPENSATION
(a) Restricted shares
During the year ended December 31, 2016, the Company issued 4,019,554 ordinary shares to Mr. Zang Jingwu Zhang, Ms. Qian Lili, Mr. Wang Zhengyi and Mr. Fang Lei (collectively the “Founders”), including the 369,301 shares which represented the equity interests of Third Venture held by the Founders, and the Company recorded share-based compensation expense of RMB18.7 million for issuance and grant of 3,650,253 ordinary shares to the Founders in June 2016.
In October 2016, the Founders entered into an arrangement with other investors of the Company, and the 87,441 ordinary shares issued to the Founders in June 2016 were canceled and out of the remaining 3,932,113 ordinary shares held by the Founders, 70% became restricted and subject to service vesting conditions, that should vest 20%, 20% and 30% over the next three years, respectively. There shall be no acceleration of the vesting schedule except that, in case of a change of control of the Company or a Qualified Public Offering, or the termination of the Founder’s employment with the Group without cause.
Deferred share-based compensation was measured for the restricted shares using the estimated fair value of the Company’s ordinary shares of US$0.77 at the date of imposition of the restriction in October 2016, and was amortized to the consolidated statements of comprehensive loss by using graded vesting method over the vesting term of 3 years.

The following table summarizes the Group’s Founders’ restricted shares activities:

	Numbers of shares	Weighted- average grant date fair value
Outstanding at December 31, 2016	2,752,479	0.77
Vested	(786,423)

Outstanding at December 31, 2017	1,966,056	0.77
Vested	(786,423)

Outstanding at December 31, 2018	1,179,633	0.77
Vested	(1,179,633)

Outstanding at December 31, 2019	—	—

The amounts of shared-based compensation expense in relation to the restricted shares recognized in the years ended December 31, 2017, 2018 and 2019 were RMB7,039, RMB3,520 and RMB1,566, respectively.
Share-based compensation expenses related to restricted shares were included in:

	Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	2,112	1,056	470	68
Administrative expenses	4,927	2,464	1,096	157

	7,039	3,520	1,566	225

(b) 2017 Employee Stock Option Plan (“2017 Plan”)
In October 2017, the Company adopted the 2017 Plan. Under the 2017 Plan, a maximum aggregate number of 13,376,865 shares that may be issued pursuant to all awards granted was approved. Stock options granted to an employee under the 2017 Plan will be exercisable upon the Company completes a listing and the employee renders service to the Company in accordance with a stipulated service schedule starting from the employee’s date of employment. Employees are generally subject to a three-year service schedule, under which an employee earns an entitlement to vest in 50% of the option grants on the second anniversary of the grant date, a vesting of the remaining 50% on the third anniversary of the applicable grant date. The stock option under 2017 Plan, to the extent then vested, shall become exercisable only upon the earlier of (i) a listing, and (ii) occurrence of a change in control.
On December 25, 2019, the Second Amended and Restated 2017 Plan was approved by the shareholders and board of directors of the Company, pursuant to which, in connection with the Company’s IPO, the maximum aggregate number of shares that may be granted pursuant to all awards under 2017 Plan shall be adjusted in accordance with a formula pre-approved
by the shareholders
.

In connection with above amendments to 2017 Plan, each of the Company’s founders, namely Zheru Zhang, Lili Qian, Zhengyi Wang and Lei Fang, is willing to irrevocably surrender by him or her, for no consideration, a portion of the unvested options granted to him or her, which, if vested, would entitle him or her to acquire up to 130,000 ordinary shares of the Company, par value US$0.0001 per share, at an exercise price of US$1.0, respectively, under the Second Amended and Restated 2017 Plan (in respect of each individual, the “Founder’s Surrendered Options”). On December 25, 2019, the board of directors of the Company approved that the Company accepts all Founder’s Surrendered Options from each of the founders, Zheru Zhang, Lili Qian, Zhengyi Wang and Lei Fang, for no consideration, with effect immediately prior to the completion of the IPO and such surrendered options be cancelled with effect immediately prior to the completion of the IPO.

Prior to the Company completes a listing, all stock options granted to an employee shall be forfeited at the time the employee terminates his employment with the Group. After the Company completes a listing, vested options not exercised by an employee shall be exercised until later of: (i) 90 days after the date when the options become exercisable, or (ii) 30 days after the date of cessation of employment or directorship, or such longer period as the Board of Directors may otherwise determine.
For the years ended December 31, 2017, 2018 and 2019, the Group granted 11,051,230 stock options, 1,470,000 stock options and 640,000 stock options, respectively, to its employees (all with an exercise price of US$1). No options are exercisable as of December 31, 2017, 2018, and 2019 and prior to the Group completes a listing.

The following table sets forth the stock options activities of 2017 Plan for the periods presented:

	Number of shares	Weighted average exercise price US$	Weighted average remaining contractual term	Aggregate intrinsic value US$
Outstanding as of December 31, 2016	—	—	—	—
Granted	11,051,230	1.00	—	—
Other addition (note)	710,366	0.06	—	—

Outstanding as of December 31, 2017	11,761,596	0.94	9.50	24,890
Granted	1,470,000	1.00	—	—
Forfeited	(226,000)	1.00	—	—

Outstanding as of December 31, 2018	13,005,596	0.95	8.61	70,129
Granted	640,000	1.00	—	—
Forfeited	(397,500)	1.00	—	—
Repurchased (Note 17(d))	(3,435,215)	1.00	—	—

Outstanding as of December 31 ,2019	9,812,881	0.93	7.76	47,671

Exercisable as of December 31, 2019	—	—	—	—

Note: Other addition represented the modified share options that originally granted to two senior management employees in October 2016 (see (f) other share-based compensation).
Stock options granted to the employees were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:

	Year ended December 31,
	2017	2018	2019
Expected volatility	62.34%	61.32%-62.13%	54.64%
Risk-free interest rate (per annum)	2.32%	2.81%-3.06%	2.15%
Exercise multiple	2.80	2.80	2.80
Expected dividend yield	—	—	—
Contractual term (in years)	10	10	10
The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Group’s options. The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in US$ for a term consistent with the expected term of the Group’s options in effect at the option valuation date. The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price when employees would decide to voluntarily exercise their vested options. As the Group did not have sufficient information of past employee exercise history, it was estimated by referencing to a widely-accepted academic research publication. Expected dividend yield is zero as the Group has never declared or paid any cash dividends on its shares, and the Group does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the option.
There were 640,000 stock options granted to employees under 2017 Plan for the year ended December 31, 2019. Since the exercisability is dependent upon the listing, and it is not probable that this performance condition can be achieved until a listing, no share-based compensation expense relating to the 2017 Plan was recorded for the years ended December 31, 2017, 2018 and 2019. The Group will recognize compensation expenses relating to options vested cumulatively upon the completion of the Company’s listing.

On February 22, 2019, the Group adopted the 2018 Plan, which was subsequently amended on July 22, 2019.Under the amended and restated 2018 Plan, the maximum aggregate number of ordinary shares which may be issued pursuant to all awards is 14,005,745, and if the Group successfully lists on an internationally recognized securities exchange for a Qualified Public Offering by December 31, 2019, the maximum aggregate number of ordinary shares which may be issued shall be 15,452,620.
On December 25, 2019, the Second Amended and Restated 2018 Plan were approved by the shareholders and board of directors of the Company, pursuant to which, in connection with the Company’s IPO, the maximum aggregate number of shares that may be granted pursuant to all awards under 2018 Plan shall be adjusted in accordance with a formula pre-approved
by the shareholders
.

In connection with above amendments to 2018 Plan, the director of the Company, Dr. Jingwu Zhang Zang is willing to irrevocably surrender by him, for no consideration, of the right to acquire a certain amount of ordinary shares of the Company, par value US$0.0001 per share, at an exercise price of US$1.0 pursuant to the options granted to him under the Second Amended and Restated 2018 Plan (the “Dr. Zang’s Surrendered
Options”). On December 25, 2019, the board of directors of the Company approved that the Company accepts the irrevocable surrender of Dr. Zang’s Surrendered Options for no consideration, with effect immediately prior to the completion of the IPO and such surrendered options be cancelled with effect immediately prior to the completion of the IPO.

Stock options granted to an employee under the 2018 Plan will be generally exercisable when the Company completes a listing and the employee renders service to the Company in accordance with a stipulated service schedule starting from the employee’s date of employment. The vesting schedule shall generally be a two-year
vesting schedule consisting of a cliff vesting 50% on the first anniversary of the applicable vesting commencement date, and a vesting of the remaining 50% on the second anniversary of the applicable vesting commencement date. If a listing occurs at anytime prior to any option granted under the 2018 Plan becoming full vested, and to the extent such option has been granted and outstanding, any such option shall vest in full with immediate effect upon the listing. Except as otherwise approved by the board of directors, vested portion of option shall become exercisable upon the earlier of six months after a listing or the occurrence of a change in control; provided, however that in each case, no option of an employee shall become exercisable until the third anniversary of such employee’s employment commencement date.
Pursuant to the Board of Director’s approval of 2018 Plan on February 22, 2019, the 10,893,028 stock options granted to a director of the Group under 2018 Plan were fully vested and exercisable upon the adoption of 2018 Plan. Out of aforementioned total 10,893,028 stock options, 454,940 stock options were repurchased by the Group (see Note 17 (d) for further details).
The amounts of shared-based compensation expense in relation to the aforementioned grant of stock options to a director of the Group (except for those repurchased by the Group as described in Note 17(d)) recognized in the year ended December 31, 2019 was RMB365,329, included in administrative expenses.
The following table sets forth the stock options activities of 2018 Plan for the year ended December 31, 2019:

	Number of shares	Weighted average exercise price US$	Weighted average remaining contractual term	Aggregate intrinsic value US$
Outstanding as of January 1, 2019	—	—	—	—
Granted	13,991,528	1.00	—	—
Repurchased (Note 17 (d))	(454,940)	1.00	—	—

Outstanding as of December 31, 2019	13,536,588	1.00	8.86	64,840

Exercisable as of December 31 , 2019	10,438,088	1.00	9.15	49,998

Stock options granted to certain directors and employees of the Group were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:

Year ended December 31, 2019
Expected volatility	54.64% -56.31%
Risk-free interest rate (per annum)	2.15%-2.75%
Exercise multiple	2.80
Expected dividend yield	—
Contractual term (in years)	10
The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Group’s options. The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in US$ for a term consistent with the expected term of the Group’s options in effect at the option valuation date. The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price when employees would decide to voluntarily exercise their vested options. As the Group did not have sufficient information of past employee exercise history, it was estimated by referencing to a widely-accepted academic research publication. Expected dividend yield is zero as the Group has never declared or paid any cash dividends on its shares, and the Group does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the option.
Except for the aforementioned grant of stock options to a director of the Group under 2018 Plan, since the exercisability is dependent upon the listing, and it is not probable that this performance condition can be achieved until a listing, no share-based compensation expense related to the 2018 Plan was recorded for the year ended December 31, 2019. The Group will recognize compensation expenses relating to options vested cumulatively upon the completion of the Company’s listing.
(d) Repurchase of share awards held by a director
On February 22, 2019, the amendment and restated 2017 equity incentive plan was approved by the Board of Directors of the Group, pursuant to which only the 3,435,215 stock options held by the director (see Note 17(c)) under the 2017 equity incentive plan became fully vested and exercisable on February 22, 2019. As a result of the performance condition being waived, the stock options held by the director of the Group were accounted for as a Type III modification where a condition that the Group expects will not be satisfied is changed to a condition that the Group expects will be satisfied.
Additionally, on the same day, the Group repurchased such 3,435,215 stock options under the amendment and restated 2017 equity incentive plan that was held by the director of the Group along with 454,940 of his stock options under the 2018 equity incentive plan for which the share awards also became fully vested and exercisable, at a total consideration of US$21,902 (equivalent to approximately RMB148,308) at an average share price of US$5.63 per share.
For the year ended December 31, 2019, the Group recorded the total payment of US$21,902 (equivalent to approximately RMB148,308) as share-based compensation costs (included in administrative expenses) in the consolidated statement of comprehensive loss. There was no impact to the overall stockholder’s equity balance as the amended shares vested immediately and were repurchased.
(e) 2019 Share Incentive Plan (“2019 Plan”)
On October 29, 2019, the Group adopted 2019 Share Incentive Plan (the “2019 Plan”), which will become effective immediately prior to the completion of the Company’s initial public offering. Under the 2019 Plan, the maximum aggregate number of ordinary shares available for issuance shall initially be 100,000.
(f) Other share-based compensation
In October 2017, in connection with the adoption of 2017 Plan, the Group amended the stock option agreement with the two aforementioned employees, under which the stock options would become exercisable only upon the earlier of (i) a listing, and (ii) occurrence of a change in control that defined in the stock option agreements. As the modification of terms and conditions of share-based compensation were not beneficial to its employees, no further accounting impact was resulting from it.
(g) Establishment of Biomaster Trust
Biomaster Trust was established under the trust deed dated October 23, 2019, between the Company and TMF Trust (HK) Limited, or TMF Trust, as the trustee of the Biomaster Trust. Through the Biomaster Trust, the Company’s ordinary shares and other rights and interests under awards granted pursuant to 2017 Plan and 2018 Plan may be provided to certain recipient
s
of equity awards. Upon satisfaction of vesting conditions, TMF Trust will exercise the equity awards and transfer the relevant ordinary shares and other rights and interests under the equity awards to the relevant grant recipients with the consent of the advisory committee of Biomaster Trust. TMF Trust shall not exercise the voting rights attached to such ordinary shares unless otherwise directed by the advisory committee, whose members shall be appointed by I-Mab. The Company has the power to direct the relevant activities of Biomaster Trust and it has the ability to use its power over the Biomaster Trust to affect its exposure to returns. Therefore, the assets and liabilities of the Biomaster Trust are included in the Group’s consolidated statement of financial position.